PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2018
PERSONNEL EXPENSES [abstract]
Disclosure of personnel expenses

6.    PERSONNEL EXPENSES

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Salaries, wages and other benefits	55,502	65,873	68,425
Contributions to retirement schemes (Note 35)	8,385	8,981	9,296
	63,887	74,854	77,721